CONCENTRATIONS OF RISK (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) integer	Jun. 30, 2021 USD ($) integer	Jun. 30, 2022 USD ($) integer	Jun. 30, 2021 USD ($) integer	Dec. 31, 2021 USD ($) integer	Dec. 31, 2020 USD ($) integer
Accounts receivable	$ 835		$ 835		$ 15,773	$ 374
Cost of revenue	297,891	$ 327,607	297,891	$ 665,433	1,287,084	233,757
Accounts payable	$ 34,151		$ 34,151		$ 15,696	$ 0
Major Customers [Member]
Number of Customers | integer	1	1	1	1	1	1
Concentration risk, percentage	99.00%	99.00%	99.00%	99.00%	97.00%	90.00%
Revenue	$ 299,066	$ 667,521	$ 299,066	$ 338,826	$ 1,259,890	$ 214,869
Accounts receivable					$ 15,773	$ 0
Major Vendors [Member]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%	99.00%	97.00%
Number of Vendors | integer	1	1	1	1	1	1
Cost of revenue	$ 297,891	$ 337,129	$ 297,891	$ 664,708	$ 1,273,991	$ 225,785
Accounts payable					$ 15,696	$ 0